                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

                      Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

      522 Fifth Avenue, New York, New York                           10036
   (Address of principal executive offices)                       (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

      PRINCIPAL
      AMOUNT IN                                                                     COUPON      MATURITY
      THOUSANDS                                                                      RATE         DATE        VALUE
--------------------                                                                ------     ----------  ------------

                      GOVERNMENT & CORPORATE BONDS (98.1%)
                      FOREIGN (26.3%)
                      ARGENTINA (0.8%)
                      Government Obligations
  ARS          7,359  Republic of Argentina                                           0.00**%   12/15/35   $    244,688
   $             261  Republic of Argentina (j)                                       0.00**    12/15/35         33,915
  ARS          2,190  Republic of Argentina++++                                       5.83      12/31/33        866,692
   $             102  Republic of Argentina (e) (j) ++++                              8.28      12/31/33         86,173
                 800  Republic of Argentina  (d)                                    13.969      04/10/49        377,600
                                                                                                           ------------
                      TOTAL ARGENTINA                                                                         1,609,068
                                                                                                           ------------
                      AUSTRALIA (0.2%)
                      Property - Casualty Insurers
                 430  Mantis Reef Ltd. - 144A*                                       4.692      11/14/08        426,311
                                                                                                           ------------
                      BERMUDA (0.4%)
                      Cable/Satellite TV
                 875  Intelsat Sub holdings Co. Ltd.                                 8.886**    01/15/15        883,750
                                                                                                           ------------
                      BRAZIL (2.9%)
                      Government Obligations (2.4%)
                 460  Citigroup, Inc. - 144A*+++                                      6.00      05/18/09        579,180
               1,190  Federal Republic of Brazil                                     8.875      10/14/19      1,416,100
                 230  Federal Republic of Brazil                                     8.875      04/15/24        278,300
                 360  Federal Republic of Brazil                                     10.50      07/14/14        447,840
               1,110  Federal Republic of Brazil                                     14.50      10/15/09      1,307,025
  BRL          1,750  JP Morgan Chase - 144A* +++                                     0.00      01/02/12        900,713
                                                                                                           ------------
                                                                                                              4,929,158
                                                                                                           ------------
                      Major Banks (0.5%)
                 810  Banco ABN AMRO Real                                            16.20      02/22/10        478,507
               1,000  Banco ABN AMRO Real -144A*                                    15.861      12/13/07        537,649
                                                                                                           ------------
                                                                                                              1,016,156
                                                                                                           ------------
                      TOTAL BRAZIL                                                                            5,945,314
                                                                                                           ------------
                      CANADA (1.7%)
                      Media Conglomerates (0.4%)
$                934  Canwest Media Inc.                                              8.00      09/15/12        901,705
                                                                                                           ------------
                      Oil & Gas Pipelines (0.7%)
               1,585  Kinder Morgan Finance Co.                                       5.70      01/05/16      1,409,193
                                                                                                           ------------
                      Other Metals/Minerals (0.2%)
                 345  Brascan Corp.                                                  7.125      06/15/12        365,201
                                                                                                           ------------
                      Other Transportation (0.4%)
                 970  CHC Helicopter Corp.                                           7.375      05/01/14        906,950
                                                                                                           ------------
                      TOTAL CANADA                                                                            3,583,049
                                                                                                           ------------
                      COLOMBIA (0.5%)
                      Government Obligations
                 230  Republic of Columbia                                            8.25      12/22/14        255,875
                 160  Republic of Columbia                                           11.75      02/25/20        228,800
                 450  Republic of Columbia                                           7.375      09/18/37        480,375
                                                                                                           ------------
                      TOTAL COLOMBIA                                                                            965,050
                                                                                                           ------------
                      DENMARK (0.5%)
                      Finance/Rental/Leasing (0.0%)
  DKK            296  Realkredit Denmark                                              6.00      10/01/29         55,716
                 0.2  Unikredit Realkredit                                            5.00      07/01/29             32
                                                                                                           ------------
                                                                                                                 55,748
                                                                                                           ------------
                      Telecommunications (0.5%)
$                460  Nordic Telecommunications Holdings - 144A*                     8.875      05/01/16        457,700
  EUR            400  TDC AS                                                          6.50      04/19/12        546,225
                                                                                                           ------------
                                                                                                              1,003,925
                                                                                                           ------------
                      TOTAL DENMARK                                                                           1,059,673
                                                                                                           ------------
                      ECUADOR (0.2%)
                      Government Obligations
   $             100  Republic of Ecuador - 144A*                                    9.375      12/15/15         88,750
                 490  Republic of Ecuador - 144A*                                    10.00**    08/15/30        414,050
                                                                                                           ------------
                      TOTAL ECUADOR                                                                             502,800
                                                                                                           ------------
                      EGYPT (0.1%)
                      Government Obligation
  EGP          1,690  Arab Republic                                                   8.75      07/18/12        300,985
                                                                                                           ------------
                      FRANCE (0.2%)
                      Oilfield Services/Equipments
   $             125  Compagnie Generale de Geophysique S.A.                          7.50      05/15/15        122,500
                                                                                                           ------------
                      INDONESIA (0.8%)
                      Pulp & Paper
               1,648  Tjiwi Kimia Finance BV - 144A*                                  0.00**    04/29/27        222,433
                 457  Tjiwi Kimia Finance BV - 144A*                                  6.00**    04/29/15        402,059
               1,334  Tjiwi Kimia Finance BV - 144A*                                  6.00**    04/29/18        727,055
                 430  Tjiwi Kimia International                                       6.00**    04/29/15        378,665
                                                                                                           ------------
                      TOTAL INDONESIA                                                                         1,730,212
                                                                                                           ------------
                      ISRAEL (0.4%)
                      Electrical Products
                 767  Ormat Funding Corp.                                             8.25      12/30/20        759,150
                                                                                                           ------------
                      IVORY COAST (0.1%)
                      Government Obligation
                 560  Ivory Coast (d)                                                 2.50      03/29/18        193,200
                                                                                                           ------------
                      JAPAN (4.3%)
                      Government Obligations
  JPY        650,000  Japan (Government of)                                           0.30      02/15/08      5,452,040
             205,000  Japan (Government of)                                           0.30      03/20/08      1,718,707
             214,500  Japan (Government of)                                           0.80      03/20/13      1,742,435
                                                                                                           ------------
                      TOTAL JAPAN                                                                             8,913,182
                                                                                                           ------------
                      LUXEMBOURG (0.4%)
                      Wireless Telecommunications
   $             740  Wind Acquisition Finance SA - 144A*                            10.75      12/01/15        765,900
                                                                                                           ------------
                      MEXICO (3.9%)
                      Government Obligations (1.5%)
  MXN         21,680  Mexican Fixed Rate Bonds                                        9.50      12/18/14      2,176,602
               4,510  Mexican Fixed Rate Bonds - 144A*                                8.00      12/17/15        418,749
   $             150  United Mexican States Corp.                                     7.50      01/14/12        160,875
                 230  United Mexican States Corp.                                    8.375      01/14/11        249,320
                                                                                                           ------------
                                                                                                              3,005,546
                                                                                                           ------------
                      Oil & Gas Production (2.2%)
               1,100  Pemex Project Funding Master Trust                             9.125      10/13/10      1,207,250
                 870  Pemex Project Funding Master Trust - 144A*                     6.660**    06/15/10        889,575
                 410  Pemex Project Funding Master Trust                             8.625      12/01/23        494,050
               1,450  Pemex Project Funding Master Trust                              9.50      09/15/27      1,899,500
                                                                                                           ------------
                                                                                                              4,490,375
                                                                                                           ------------
                      Telecommunications (0.2%)
                 335  Axtel SA  (a)                                                  11.00      12/15/13        363,475
                                                                                                           ------------
                      TOTAL MEXICO                                                                            7,859,396
                                                                                                           ------------
                      PERU (0.5%)
                      Government Obligations
                 310  Republic of Peru                                               8.375      05/03/16        356,500
                 230  Republic of Peru                                                8.75      11/21/33        292,675
                 325  Republic of Peru                                               9.875      02/06/15        394,875
                                                                                                           ------------
                      TOTAL PERU                                                                              1,044,050
                                                                                                           ------------
                      PHILIPPINES (2.1%)
                      Government Obligations
               1,390  Republic of Philiipines                                        8.875      03/17/15      1,549,850
                 450  Republic of Philiipines                                         9.00      02/15/13        499,500
               1,813  Republic of Philiipines                                         9.50      02/02/30      2,277,491
                                                                                                           ------------
                      TOTAL PHILIPPINES                                                                       4,326,841
                                                                                                           ------------
                      RUSSIA (3.0%)
                      Government Obligations (2.2%)
                 831  Federal Republic of Russia                                      7.50      03/31/30        912,329
               1,091  Federal Republic of Russia                                     11.00      07/24/18      1,509,671
                 600  Federal Republic of Russia                                     12.75      06/24/28      1,045,500
  RUB         10,000  JP Morgan Chase                                                 7.00      06/28/17        387,585
   $             214  Russian Agricultural Bank - 144A*                              6.299      05/15/17        203,043
                 100  Russian Agricultural Bank                                      7.175      05/16/13        103,928
                 480  Russian Agricultural Bank - 144A*                              7.175      05/16/13        493,824
                                                                                                           ------------
                                                                                                              4,655,880
                                                                                                           ------------
                      Oil & Gas Pipelines (0.8%)
                 597  Gaz Capital - 144A*                                            6.212      11/22/16        567,926
                 810  Gaz Capital                                                    8.625      04/28/34        986,013
                                                                                                           ------------
                                                                                                              1,553,939
                                                                                                           ------------
                      TOTAL RUSSIA                                                                            6,209,819
                                                                                                           ------------
                      TURKEY (1.5%)
                      Government Obligations
                 970  Citigroup, Inc. - 144A* +++                                     0.00      08/14/08      1,285,037
  TRY            464  Turkey Government Bond                                          0.00      08/13/08        304,157
   $             500  Republic of Turkey                                             11.50      01/23/12        596,250
                 590  Republic of Turkey                                            11.875      01/15/30        895,325
                                                                                                           ------------
                      TOTAL TURKEY                                                                            3,080,769
                                                                                                           ------------
                      UKRAINE (0.2%)
                      Government Obligation
                 440  Ukraine Ministry of Finance - 144A* (a)                         6.58      11/21/16        427,900
                                                                                                           ------------
                      UNITED  KINGDOM (0.2%)
                      Cable/Satellite TV
                 115  National Cable PLC (a)                                         9.125      08/15/16        116,725
                 210  NTL Cable PLC (a)                                               8.75      04/15/14        211,050
                                                                                                           ------------
                      TOTAL UNITED KINGDOM                                                                      327,775
                                                                                                           ------------
                      VENEZUELA (1.4%)
                      Government Obligations
                 310  Republic of Venezuela                                           8.50      10/08/14        314,650
               1,850  Republic of Venezuela                                           9.25      09/15/27      1,947,125
               1,000  Republic of Venezuela                                          10.75      09/19/13      1,117,500
                                                                                                           ------------
                      TOTAL VENEZUELA                                                                         3,379,275
                                                                                                           ------------
                      TOTAL FOREIGN
                       (Cost $52,070,923)                                                                    54,415,969
                                                                                                           ------------
                      UNITED STATES (71.8%)
                      CORPORATE BONDS (26.8%)
                      Advertising/Marketing Services (1.1%)
               1,060  Idears Inc.                                                     8.00      11/15/16      1,009,650
                 465  Interpublic Group of Companies, Inc. (The)                      6.25      11/15/14        397,575
               1,125  Valassis Communications Inc. - 144A* (a)                        8.25      03/01/15        961,875
                                                                                                           ------------
                                                                                                              2,369,100
                                                                                                           ------------
                      Aerospace & Defense (0.7%)
                 535  Dae Aviation Holdings                                          11.25      08/01/15        521,625
                 825  K&F Acquisition Inc.                                            7.75      11/15/14        886,875
                                                                                                           ------------
                                                                                                              1,408,500
                                                                                                           ------------
                      Air Freight/Couriers (0.1%)
                 185  FedEx Corp.                                                     7.25      02/15/11        195,691
                                                                                                           ------------
                      Apparel/Footwear (0.2%)
                 335  Oxford Industries, Inc.                                        8.875      06/01/11        340,025
                                                                                                           ------------
                      Auto Parts: O.E.M. (0.2%)
                 415  ArvinMeritor, Inc. (a)                                          8.75      03/01/12        406,700
                                                                                                           ------------
                      Broadcasting (0.3%)
                 770  Umbrella Acquisition - 144A* (a)                                9.75      03/15/15        704,550
                                                                                                           ------------
                      Building Products (0.4%)
                 790  Interface Inc.                                                  9.50      02/01/14        825,550
                                                                                                           ------------
                      Cable/Satellite TV (1.2%)
                 850  Cablevision Systems Corp. (Series B)                            9.82**    04/01/09        858,500
                 536  CCH I LLC/CCH I CAP Co.                                        11.00      10/01/15        538,680
                 625  Echostar DBS Corp.                                             6.375      10/01/11        601,562
                 600  Echostar DBS Corp.                                             6.625      10/01/14        559,500
                                                                                                           ------------
                                                                                                              2,558,242
                                                                                                           ------------
                      Casino/Gaming (2.0%)
               6,500  Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (d) (j)   13.50      03/01/10              0
                 905  Isle of Capri Casinos                                           7.00      03/01/14        820,156
                 955  Las Vegas Sands Corp.                                          6.375      02/15/15        883,375
               1,630  MGM Mirage Inc.                                                 6.00      10/01/09      1,605,550
               3,904  Resort At Summerlin LP/Ras Co. (Series B) (d) (f) (j)          13.00(+)   12/15/07              0
                 250  Station Casinos, Inc.                                           6.00      04/01/12        230,000
                 675  Station Casinos, Inc.                                          6.875      03/01/16        572,062
                                                                                                           ------------
                                                                                                              4,111,143
                                                                                                           ------------
                      Chemicals: Specialty (1.3%)
                 510  Equistar Chemical Funding                                     10.125      09/01/08        530,400
                  52  Equistar Chemical Funding                                     10.625      05/01/11         54,600
               1,400  Innophos, Inc. (a)                                             8.875**    08/15/14      1,414,000
                 715  Koppers Holdings, Inc.                                         9.875(++)   11/15/14        605,962
                 161  Koppers Industry Inc.                                          9.875      10/15/13        171,465
                                                                                                           ------------
                                                                                                              2,776,427
                                                                                                           ------------
                      Coal (0.1%)
                 175  Foundation PA Coal Co.                                          7.25      08/01/14        165,375
                                                                                                           ------------
                      Containers/Packaging (1.5%)
               1,665  Berry Plastics Holding Corp. (a)                               8.875      09/15/14      1,606,725
                 650  Graphic Packaging International Corp. (a)                       9.50      08/15/13        653,250
                 850  Owens-Illinois, Inc.                                            7.50      05/15/10        841,500
                                                                                                           ------------
                                                                                                              3,101,475
                                                                                                           ------------
                      Data Processing Services (0.2%)
                 495  Sungard Data Systems Inc.                                      9.125      08/15/13        499,950
                                                                                                           ------------
                      Electric Utilities (1.5%)
                  36  AES Corp. (The)                                                8.875      02/15/11         36,720
                  53  AES Corp. (The) (a)                                            9.375      09/15/10         54,590
                 750  AES Corp. (The) - 144A*                                         9.00      05/15/15        793,125
                  30  Detroit Edison Co. (The)                                       6.125      10/01/10         30,647
               1,300  IPALCO Enterprises, Inc.                                       8.375      11/14/08      1,316,250
                 100  IPALCO Enterprises, Inc.                                       8.625      11/14/11        103,500
                 342  PSEG Energy Holdings Inc.                                      8.625      02/15/08        347,536
                 220  Texas Eastern Transmission, LP (a)                              7.00      07/15/32        242,937
                 220  TXU Energy Co. (a)                                              7.00      03/15/13        225,324
                                                                                                           ------------
                                                                                                              3,150,629
                                                                                                           ------------
                      Finance/Rental/Leasing (1.1%)
               1,680  Ford Motor Credit Co.                                           7.25      10/25/11      1,536,862
                 740  Residential Capital Corp.                                      6.375      06/30/10        697,058
                                                                                                           ------------
                                                                                                              2,233,920
                                                                                                           ------------
                      Financial Conglomerates (0.8%)
                  30  Chase Manhattan Corp.                                           7.00      11/15/09         31,083
               1,647  General Motors Acceptance Corp.                                6.875      09/15/11      1,532,878
                                                                                                           ------------
                                                                                                              1,563,961
                                                                                                           ------------
                      Food Retail (0.5%)
                 211  CA FM Lease Trust - 144A*                                       8.50      07/15/17        226,357
                 818  Delhaize America, Inc.                                          9.00      04/15/31        907,673
                                                                                                           ------------
                                                                                                              1,134,030
                                                                                                           ------------
                      Food: Meat/Fish/Dairy (1.9%)
                 420  Michael Foods Inc. (Series B)                                   8.00      11/15/13        409,500
                 900  Pilgrim's Pride Corp.                                          7.625      05/01/15        873,000
                 920  Pilgrim's Pride Corp.                                          9.625      09/15/11        939,550
                 870  Smithfield Foods Inc.                                           7.00      08/01/11        848,250
                 715  Smithfield Foods Inc. (a)                                      7.625      02/15/08        720,362
                 100  Smithfield Foods Inc. (Series B)                                8.00      10/15/09        102,500
                                                                                                           ------------
                                                                                                              3,893,162
                                                                                                           ------------
                      Home Improvement Chains (0.1%)
                 170  Home Depot, Inc.                                               5.485      12/16/09        169,560
                                                                                                           ------------
                      Hospital/Nursing Management (1.4%)
               1,655  Columbia/HCA Healthcare Corp. (a)                               7.69      06/15/25      1,380,025
                 535  HCA, Inc.                                                       5.75      03/15/14        413,288
                 620  Sun HealthCare Group Inc. -144A*                               9.125      04/15/15        623,100
                 645  Tenet Healthcare Corp.(a)                                      7.375      02/01/13        541,800
                                                                                                           ------------
                                                                                                              2,958,213
                                                                                                           ------------
                      Industrial Machinery (0.1%)
                 149  Goodman Global Holding Company, Inc. (Series B)                 8.36**    06/15/12        147,883
                                                                                                           ------------
                      Industrial Specialties (0.3%)
                 410  Johnsondiversy, Inc.                                           9.625      05/15/12        424,350
                 247  UCAR Finance, Inc.                                            10.250      02/15/12        259,350
                                                                                                           ------------
                                                                                                                683,700
                                                                                                           ------------
                      Insurance Brokers/Services (0.4%)
                 780  Farmers Insurance Exchange - 144A*                             8.625      05/01/24        895,216
                                                                                                           ------------
                      MedicalSpecialties (0.3%)
                 455  Hospira, Inc.                                                   5.84      03/30/10        456,462
                 190  Invacare Corp.                                                  9.75      02/15/15        181,450
                                                                                                           ------------
                                                                                                                637,912
                                                                                                           ------------
                      Medical/Nursing Services (0.6%)
               1,020  Fresenius Medical Care Capital Trust                           7.875      06/15/11      1,045,500
                 150  Fresenius Medical Care Capital Trust II                        7.875      02/01/08        150,413
                                                                                                           ------------
                                                                                                              1,195,913
                                                                                                           ------------
                      Metal Fabrications (0.3%)
                 610  Hexcell Corp.                                                   6.75      02/01/15        582,550
                                                                                                           ------------
                      Miscellaneous Commercial Services (0.4%)
                 100  Iron Mountain Inc. (a)                                          7.75      01/15/15         93,250
                 815  Iron Mountain Inc.                                             8.625      04/01/13        802,775
                                                                                                           ------------
                                                                                                                896,025
                                                                                                           ------------
                      Miscellaneous Manufacturing (0.5%)
               1,160  Propex Fabrics Inc.                                            10.00      12/01/12        991,800
                                                                                                           ------------
                      Motor Vehicles (0.2%)
                 255  DaimlerChrysler North American Holdings Co. (a)                 8.50      01/18/31        316,490
                                                                                                           ------------
                      Oil & Gas Pipelines (0.4%)
                 400  Colorado Interstate Gas Co.                                     6.80      11/15/15        412,784
                 480  Pacific Energy Partners/Finance                                7.125      06/15/14        490,268
                                                                                                           ------------
                                                                                                                903,052
                                                                                                           ------------
                      Oil & Gas Production (2.6%)
                 490  Chaparral Energy Inc. (a) 144A*                                8.875      02/01/17        448,350
                 530  Chesapeake Energy Corp.                                         7.50      09/15/13        535,963
                 860  Hilcorp Energy/Finance - 144A*                                  7.75      11/01/15        808,400
               1,050  Husky Oil Ltd.                                                  8.90      08/15/28      1,087,628
               1,635  Pogo Producing Co.                                             6.875      10/01/17      1,651,350
                 785  Sandridge Energy Inc.                                          8.625      04/01/15        769,300
                                                                                                           ------------
                                                                                                              5,300,991
                                                                                                           ------------
                      Oilfield Services/Equipment (0.6%)
                 140  Hanover Compressor Co.                                         8.625      12/15/10        148,050
                 190  Hanover Compressor Co.                                          9.00      06/01/14        210,425
                  97  Hanover Equipment Trust 2001 A (Series A)                       8.50      09/01/08         97,243
                 675  Hanover Equipment Trust 2001 B (Series B)                       8.75      09/01/11        698,625
                                                                                                           ------------
                                                                                                              1,154,343
                                                                                                           ------------
                      Publishing: Books/Magazines (0.5%)
                 374  Dex Media East/Finance                                        12.125      11/15/12        399,713
                 543  Dex Media West/Finance                                         9.875      08/15/13        572,865
                                                                                                           ------------
                                                                                                                972,578
                                                                                                           ------------
                      Pulp & Paper (0.1%)
                 205  Glatfelter (P.H.) Co.                                          7.125      05/01/16        202,950
                                                                                                           ------------
                      Restaurants (0.4%)
                 170  Aramark Corp. (a) 144A*                                         8.50      02/01/15        161,075
                  80  Aramark Corp. - 144A*                                           8.86      02/01/15         74,800
                 580  Aramark Services, Inc.                                          5.00      06/01/12        478,500
                  55  Tricon Global Restaurants, Inc.                                8.875      04/15/11         60,984
                                                                                                           ------------
                                                                                                                775,359
                                                                                                           ------------
                      Semiconductors (0.2%)
                 550  Freescale Semiconductors - 144A* (a)                           8.875      12/15/14        504,625
                                                                                                           ------------
                      Specialty Stores (0.5%)
               1,060  Sonic Automotive, Inc.                                         8.625      08/15/13      1,057,350
                                                                                                           ------------
                      Specialty Telecommunications (0.9%)
                 400  American Tower Corp.                                           7.125      10/15/12        394,000
                 470  American Tower Corp.                                            7.50      05/01/12        467,650
                 118  Panamsat Corp.                                                  9.00      08/15/14        119,328
                 660  Qwest Communications International                              8.86**    02/15/09        664,950
                 145  U.S. West Communications Corp.                                 5.625      11/15/08        144,456
                                                                                                           ------------
                                                                                                              1,790,384
                                                                                                           ------------
                      Telecommunications (0.0%)
                 657  Exodus Communications, Inc. (d) (f) (j)                       11.625      07/15/10              0
               4,679  Rhythms Netconnections, Inc. (d) (f) (j)                       12.75      04/15/09              0
                                                                                                           ------------
                                                                                                                      0
                                                                                                           ------------
                      Tobacco (0.3%)
                 580  RJ Reynolds Tobacco Holdings                                    6.50      07/15/10        590,579
                                                                                                           ------------
                      Trucks/Construction/Farm Machinery (0.3%)
                 621  Manitowoc Inc. (The)                                           10.50      08/01/12        652,050
                                                                                                           ------------
                      Water Utilities (0.3%)
                 705  Nalco Co.                                                       7.75      11/15/11        694,425
                                                                                                           ------------
                      TOTAL CORPORATE BONDS (Cost $75,440,332)                                               55,512,378
                                                                                                           ------------
                      U.S. GOVERNMENT OBLIGATIONS (6.0%)
                      U. S. Treasury Bonds
               4,000  (a).........................................................   8.125      08/15/21      5,254,376
                                                                                                           ------------
                      U. S. Treasury Note
               2,000  (a)                                                             4.00      02/15/15      1,907,188
               1,900  (a)                                                            4.625      02/29/12      1,902,673
               3,525  (a)                                                             4.25      11/15/14      3,424,210
                                                                                                           ------------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,530,106)                                   12,488,447
                                                                                                           ------------
                      COLLATERALIZED MORTGAGE OBLIGATIONS (20.6%)
                      U.S. GOVERNMENT AGENCIES (4.0%)
                      Freddie Mac (2.0%)
               2,167  ............................................................    5.82**    08/15/28      2,174,976
                 982  ............................................................    5.82**    07/15/31        990,286
               1,107  ............................................................   5.975**    06/15/23      1,115,410
                  39  ............................................................    6.00      07/15/30         38,836
                                                                                                           ------------
                                                                                                              4,319,508
                                                                                                           ------------
                      Federal National Mortgage Assoc.(2.0%)
               2,220  ............................................................    5.67      03/25/17      2,228,182
               1,210  ............................................................   6.543      12/25/23      1,254,142
                 396  IO..........................................................    6.00      03/01/20         54,544
                 505  IO..........................................................    6.00      03/01/20         70,424
                 168  IO..........................................................    6.50      03/01/20         23,948
                 148  IO..........................................................    7.00      03/01/20         18,914
               1,109  IO..........................................................    7.00      03/01/35        242,281
                 591  IO..........................................................    7.50      03/01/35        134,589
                 196  IO..........................................................    8.00      03/01/35         38,272
                                                                                                           ------------
                                                                                                              4,065,296
                                                                                                           ------------
                      TOTAL U.S. GOVERNMENT AGENCIES                                                          8,384,804
                                                                                                           ------------
                      PRIVATE ISSUES (16.6%)
                      American Home Mortgage Investment
               1,954  2007-1 GA1C ................................................    5.51      05/25/47      1,953,817
               1,800  2007-AR4 A4A ...............................................    5.52      08/25/47      1,800,000
               1,692  2005-21A1...................................................    5.62**    09/25/47      1,695,698
                      Bear Stearns Mortgage Funding Trust
               9,050  2006-16 4C (IO).............................................    0.00      03/27/36        156,750
              16,237  2006-4N CTFS (IO)...........................................    1.17**    02/27/36        316,144
              18,083  2007-N3 10C (IO)............................................    2.19**    06/26/36        587,691
              13,430  2006-17 4C (IO).............................................    0.00      05/27/36        264,107
              14,297  2007-N2 14C (IO)............................................   1.428**    03/27/36        407,442
              18,248  2007-N2 13C (IO)............................................   1.541**    03/27/36        529,192
              19,323  2006-17 4A4.................................................    6.50      04/25/37        695,607
               1,470  2006-AR5 1A1................................................    5.48**    12/25/36      1,471,376
                  95  2006-17 4A2 144A*...........................................    6.50      05/27/36         94,214
                  45  2006-16 4A1 144A*...........................................    6.50      03/27/36         45,050
                  50  2006-17 4A1 144A*...........................................    6.50      05/27/36         44,750
                  50  2006-16 4A2 144A*...........................................    6.50      03/27/36         46,250
                  70  2006-17 4A3 144A*...........................................    6.50      05/27/36         66,500
                  50  2006-16 4A3 144A* ..........................................    6.50      03/27/36         43,828
                      Countrywide Alternative Loan Trust
               1,300  2007-OA9 A1 ................................................    5.47**    07/25/47      1,296,747
               1,682  2007-OA8 ...................................................    5.55**    06/25/47      1,670,462
               6,244  2007-OA7 (IO)...............................................    0.00**    05/25/47        290,557
              13,856  2006-OA22 CP (IO)...........................................    2.45**    02/25/47        590,152
               9,956  2006-OA21 X (IO)............................................    2.24**    03/20/47        486,055
               6,636  2005-81 X1 (IO).............................................    1.97**    01/25/36        326,623
               7,373  2005-59R A (IO).............................................    1.24**    12/20/35        169,441
               6,003  2006-OA1 2X (IO)............................................    1.97**    03/20/46        234,312
              20,572  2006-OA17 IXP (IO) .........................................    1.94**    12/20/46        860,937
              19,941  2005-41 IX (IO).............................................    0.65**    09/25/35        408,159
               9,140  2005-58R A (IO).............................................    2.32**    12/20/35        364,953
                      Greenpoint Mortgage Fund
               4,759  2005-AR4 X4 (IO)............................................    1.99**    10/25/45        133,841
               2,985  2005-AR3 X1 (IO)............................................    1.15**    08/25/45         83,952
               1,151  2006-AR2 3A2................................................    5.64**    03/25/36      1,153,407
                      GS Mortgage Securities Corp.
               3,262  2006-OA1R A (IO)............................................    2.37**    08/25/35        115,202
                      Harborview Mortgage Loan Trust
                 597  2006-9 NM 144A*.............................................    0.00      12/15/36        334,576
                   3  2006-1 PO1 (PO).............................................    0.00      03/19/37          2,420
               4,233  2005-3 X2 (IO)..............................................    1.23**    06/19/35         85,984
               6,983  2005-2 X1 (IO)..............................................    1.53**    05/19/35        145,111
               5,925  2006-1 X1 (IO)..............................................    1.73**    03/19/37        251,815
               1,527  2006-10 2A1A................................................    5.50**    11/19/36      1,521,536
                      Indymac Index Mortgage Loan Trust
               5,145  2005-AR12 AX2 (IO)..........................................    0.86**    07/25/35        160,784
               1,058  2005-AR4 2A1A ..............................................    5.60**    03/25/35      1,061,960
                      Luminent Mortgage Trust
                 816  2006-1 A1...................................................    5.56**    04/25/36        817,741
                      Residential Accredit Loans, Inc.
               5,369  2007-Q03 SB (IO) ...........................................    1.16**    03/25/47        261,730
               2,273  2007-Q04 A1A................................................    5.52**    05/25/47      2,278,044
              13,557  2007-Q04 A1.................................................    2.90**    05/25/47        677,860
                 619  2006-Q01 A1A................................................    5.58**    02/25/46        620,447
                 427  2006-Q01 2A1................................................    5.59**    02/25/46        427,604
                      Structured Asset Mortgage Investments, Inc.
               1,762  2005-14 A1..................................................    5.63**    07/25/35      1,766,416
                 639  2006-AR3 A2.................................................    5.51**    02/25/36        640,075
               1,097  2006-AR2 A2.................................................    5.63**    02/25/36      1,101,753
               1,533  2006-AR8 A1A................................................    5.52**    10/25/36      1,536,931
                      Washington Mutual
               1,677  2007-OA6 CA1B...............................................    5.55**    07/25/47      1,676,676
                 333  2005-AR17 A1B1..............................................    5.57**    12/25/45        333,219
                 180  2005-AR19 A1B1..............................................    5.57**    12/25/45        180,184
                                                                                                           ------------
                      TOTAL PRIVATE ISSUES                                                                   34,286,082
                                                                                                           ------------
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,844,036)                           42,670,886
                                                                                                           ------------
                      U.S. GOVERNMENT AGENCIES-MORTGAGE-BACKED SECURITIES (18.4%)
                      Federal Home Loan Mortgage Corp. (2.6%)
                  29  ............................................................    6.50     02/01/29-
                                                                                                09/01/33         29,093
               3,874  ............................................................    7.50     08/01/17-
                                                                                                05/01/33      4,045,943
                 656  ............................................................    8.00     09/01/24-
                                                                                                08/01/32        691,659
                 457  ............................................................    8.50     11/01/15-
                                                                                                07/01/31        489,682
                 212  ............................................................    9.00     06/01/30-
                                                                                                01/01/31        230,064
                   1  ............................................................    9.50      07/01/20            834
                                                                                                           ------------
                                                                                                              5,487,275
                                                                                                           ------------
                      Federal Home Loan Mortgage Corp. ARM (0.5%)
                 980  ............................................................   5.662      03/01/37        977,453
                                                                                                           ------------
                      Federal National Mortgage Assoc. (12.7%)
               1,956  ............................................................    6.00     12/01/18-
                                                                                                01/01/19      1,970,374
                   1  ............................................................    6.00      04/01/13          1,185
               2,826  ............................................................    6.50     05/01/28-
                                                                                                08/01/37      2,880,723
               1,325  ............................................................    6.50         (+++)      1,338,457
               5,514  ............................................................    7.00     10/01/25-
                                                                                                12/01/34      5,717,928
                  37  ............................................................    7.00      09/01/08         37,146
               7,862  ............................................................    7.50     02/01/22-
                                                                                                08/01/34      8,213,130
               1,483  ............................................................    8.00     06/01/22-
                                                                                                08/01/31      1,563,991
               4,123  ............................................................    8.50     05/01/17-
                                                                                                10/01/32      4,419,792
                  60  ............................................................    9.00     09/01/21-
                                                                                                04/01/30         65,172
                                                                                                           ------------
                                                                                                             26,207,898
                                                                                                           ------------
                      Federal National Mortgage Assoc. ARM (2.0%)
               1,086  ............................................................   4.734      06/01/36      1,066,958
                 944  ............................................................   5.005      09/01/35        932,298
               1,109  ............................................................   5.105      11/01/35      1,088,346
               1,051  ............................................................   5.127      06/01/35      1,038,255
                                                                                                           ------------
                                                                                                              4,125,857
                                                                                                           ------------
                      Government National Mortgage Assoc. (0.6%)
                 788  ............................................................    7.50     05/15/17-
                                                                                                11/15/26        826,051
                 304  ............................................................    8.00     02/15/22-
                                                                                                05/15/30        322,452
                  78  ............................................................    8.50     08/15/22-
                                                                                                09/15/24         85,048
                                                                                                           ------------
                                                                                                              1,233,551
                                                                                                           ------------
                      Government National Mortgage Assoc. II (0.0%)
                  82  ............................................................    7.50      07/20/25         85,367
                                                                                                           ------------
                      TOTAL U.S. GOVERNMENT AGENCIES-MORTGAGE-BACKED SECURITIES
                      (Cost $38,648,051)                                                                     38,117,401
                                                                                                           ------------
                      TOTAL UNITED STATES (Cost $171,462,525)                                               148,789,112
                                                                                                           ------------
                      TOTAL GOVERNMENT & CORPORATE BONDS (Cost $223,533,448)                                203,205,081
                                                                                                           ------------
                      CONVERTIBLE BOND (0.2%)
                      Telecommunication Equipment
                 475  Nortel Networks Corp.
                        (Cost $467,875)                                               4.25      09/01/08        467,875
                                                                                                           ------------
      NUMBER OF
       SHARES
--------------------
                      COMMON STOCKS (0.0%)
                      Casino/Gaming (0.0%)
              10,773  Fitzgeralds Gaming Corp. + (h) (j)                                                              0
                                                                                                           ------------
                      Electric Utilities (0.0%)
                 102  PNM Resources Inc.(e)                                                                       2,635
                                                                                                           ------------
                      Food: Specialty/Candy (h) (j) (0.0%)
               2,423  SFAC New Holdings Inc. ++ (e)                                                                   0
                 445  SFFB New Holdings Inc. (e)                                                                      0
                                                                                                           ------------
                                                                                                                      0
                                                                                                           ------------
                      Restaurants (h) (j) (0.0%)
               3,387  American Restaurant Group Holdings, Inc. (e)                                               27,096
               6,000  American Restaurant Group Holdings, Inc. - 144A*                                                0
              37,319  American Restaurant Group Holdings, Inc. (e)                                                    0
               4,383  American Restaurant Group Holdings, Inc. (e)                                                    0
              95,844  Catalina Restaurant Group (Escrow) (e)                                                        958
                                                                                                           ------------
                                                                                                                 28,054
                                                                                                           ------------
                      Specialty Telecommunications (e) (h) (0.0%)
              12,688  Birch Telecom Inc.# (j)                                                                       127
             133,935  PFB Telecom NV (Series B) (j)                                                                   0
                 665  XO Holdings, Inc. (a)                                                                       2,959
                                                                                                           ------------
                                                                                                                  3,086
                                                                                                           ------------
                      Telecommunications (0.0%)
               2,702  Viatel Holdings Bermuda Ltd. (e) (h) (j)                                                       15
                                                                                                           ------------
                      Textiles (0.0%)
             298,462  U.S. Leather, Inc. (e) (h) (j)                                                                  0
                                                                                                           ------------
                      Wireless Telecommunications (e) (0.0%)
                 677  USA Mobility, Inc. (a)                                                                     16,160
              43,277  Vast Solutions, Inc. (Class B1) (h) (j)                                                         0
              43,277  Vast Solutions, Inc. (Class B2) (h) (j)                                                         0
              43,277  Vast Solutions, Inc. (Class B3) (h) (j)                                                         0
                                                                                                           ------------
                                                                                                                 16,160
                                                                                                           ------------
                      TOTAL COMMON STOCKS (Cost $42,273,386)                                                     49,950
                                                                                                           ------------

      NUMBER OF                                                                                EXPIRATION
       WARRANTS                                                                                   DATE
--------------------                                                                           ----------
                      WARRANTS (H) (0.0%)
                      Casino/Gaming (j) (0.0%)
              68,000  Aladdin Gaming Enterprises, Inc. - 144A*                                  03/01/10              0
               3,250  Resort At Summerlin LP - 144A*                                            12/15/07              0
                                                                                                           ------------
                                                                                                                      0
                                                                                                           ------------
                      Restaurants (0.0%)
               1,500  American Restaurant Group Holdings, Inc. - 144A* (j)                                            0
                                                                                                           ------------
                      Government Obligation (0.0%)
                 596  United Mexican States Corp.                                               09/27/07         65,560
                                                                                                           ------------
                      Specialty Telecommunications (e) (0.0%)
               1,331  XO Holdings, Inc. (Series A)                                              01/16/10            932
                 997  XO Holdings, Inc. (Series B)                                              01/16/10            528
                 997  XO Holdings, Inc. (Series C)                                              01/16/10            199
                                                                                                           ------------
                                                                                                                  1,659
                                                                                                           ------------
                      TOTAL WARRANTS (Cost $38,072)                                                              67,219
                                                                                                           ------------

      NUMBER OF
      CONTRACTS
--------------------
                      PUT OPTIONS PURCHASED (0.3%)
                  11  90 day Euro $ March/2008 @ $94.50                                                             687
                 191  90 day Euro $ March/2008 @ $94.75                                                          40,588
                 406  90 day Euro $ September/2007 @ $94.75                                                      69,020
                 654  90 day Euro $ December/2007 @ $94.75                                                       98,100
           2,549,000  BRL May/2008 @ $2.00                                                                       76,153
           8,500,000  CHF March/2008 @ $1.1861                                                                  183,600
           2,195,000  TRY May/2008 @ $1.356                                                                     182,647
                                                                                                           ------------
                      TOTAL PUT OPTIONS PURCHASED (Cost $581,603)                                               650,795
                                                                                                           ------------

   PRINCIPAL
   AMOUNT IN                                                                        COUPON      MATURITY
   THOUSANDS                                                                         RATE         DATE
--------------------                                                                ------     ----------
                      SHORT-TERM INVESTMENTS (12.3%)
                      U.S. TREASURY BILL (C) (G) (0.2%)
   $             450  U.S. Treasury Bill
                        (Cost $440,189)                                              4.845%     01/10/08        440,189
                                                                                                           ------------
                      Investment Company (1.4%)
               2,890  Morgan Stanley Institutional Liquidity Money Market
                      Portfolio - Institutional Class (b)
                         (Cost $2,890,950)                                                                    2,890,950
                                                                                                           ------------
                      SECURITY PURCHASED FROM
                      SECURITIES LENDING COLLATERAL (A) (10.7%)
              22,177  The Bank of New York Institutional Cash Reserve Fund
                        (Cost $22,177,281)                                                                   22,177,281
                                                                                                           ------------
                      TOTAL SHORT-TERM INVESTMENTS
                         (Cost $25,508,420)                                                                  25,508,420
                                                                                                           ------------
                      TOTAL INVESTMENTS
                         (Cost $292,402,804) (k)                                                   110.9%   229,949,340
                      LIABILITIES IN EXCESS OF OTHER ASSETS                                        (10.9)   (22,590,953)
                      TOTAL WRITTEN OPTIONS OUTSTANDING                                             (0.0)      (191,681)
                                                                                                   -----   ------------
                      NET ASSETS                                                                   100.0%  $207,166,706
                                                                                                   =====   ============

----------
IO    Interest Only security

PO    Principal Only security.

*     Resale is restricted to qualified institutional investors.

**    Floating rate security, rate shown is the rate in effect at July 31, 2007.

(+)   Payment-in-kind security.

(++)  Currently a zero coupon bond and will pay interest at the rate shown at a future date.

(+++) Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.

+     Resale is restricted acquired (12/22/98) at a cost basis of $48,586.

++    Resale is restricted acquired (06/10/99) at a cost basis of $24.

+++   Currency index credit linked unsecured note.

++++  Capital appreciation bond.

#     Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.

(a)   As of July 31, 2007 all or a portion of this security with a total value of $21,382,366 was on loan and secured by collateral of $22,177,281 which was received as cash and subsequently invested in the Bank of New York
      Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)   The Fund invests in Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the
      Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
      Portfolio - Institutional Class with respect to assets invested by the
      Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -
      Institutional Class. Income distributions earned by the Fund totaled
      $29,138 for the period ended July 31, 2007.

(c)   A portion of this security has been physically segregated in connection with open futures contracts in the amount of $118,620.

(d)   Non-income producing security; bond in default.

(e)   Acquired through exchange offer.

(f)   Issuer in bankruptcy.

(g)   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(h)   Non-income producing securities.

(i)   Securities have been designated as collateral in amount equal to
      $105,678,152 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open swap contracts.

(j)   Securities with a total market value equal to $148,142 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(k)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,113,492 and the aggregate gross unrealized depreciation is $65,566,956, resulting in net unrealized depreciation of $62,453,464.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2007:

                                                      UNREALIZED
      CONTRACTS                          DELIVERY    APPRECIATION/
     TO DELIVER        IN EXCHANGE FOR     DATE     (DEPRECIATION)
------------------------------------------------------------------
    DKK      300,000       $ 55,729      08/23/07      $   519
    EUR      344,000       $470,592      10/31/07       (1,430)
                                                       =======
                       NET UNREALIZED DEPRECIATION ...   ($911)
                                                       =======

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

                                                                   UNREALIZED
NUMBER OF   LONG/     DESCRIPTION, DELIVERY    UNDERLYING FACE    APPRECIATION/
CONTRACTS   SHORT        MONTH AND YEAR        AMOUNT AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------
   80        Long   US Treasury Note 5 Year
                       September 2007           $  8,437,500       $   86,809
   386       Long   US Treasury Note 10 Year
                       September 2007             41,464,846          112,010
   72       Short   US Treasury Note 2 Year
                       September 2007            (14,755,500)         (99,182)
   341      Short   US Treasury Bond 20 Year
                       September 2007            (37,531,313)        (428,877)
    1       Short   Euro Dollar Future
                       March 2008                   (237,650)            (553)
    1       Short   Euro Dollar Future
                       June 2008                    (237,863)            (590)
    1       Short   Euro Dollar Future
                       September 2007               (236,813)            (140)
    1       Short   Euro Dollar Future
                       September 2008               (237,913)            (590)
    1       Short   Euro Dollar Future
                       December 2007                (237,263)            (415)
                                                                   ----------
                    NET UNREALIZED DEPRECIATION...............      ($331,528)
                                                                   ==========

PUT OPTIONS WRITTEN AT JULY 31, 2007:

   CURRENCY                                         STRIKE   EXPIRATION
    AMOUNT                 DESCRIPTION               PRICE      DATE        VALUE
-----------------------------------------------------------------------------------

BRL 5,098,000   Call Option on Brazilian Currency
                   (Premiums received $ 82,843)      2.25     May 2008     ($53,181)
TRY 4,390,000   Call Options on Turkish Currency
                   (Premiums received $ 216,647)     1.52     May 2008     (138,450)
                                                                          ---------
                                                    TOTAL PUT OPTIONS
                                                       WRITTEN.........   ($191,631)
                                                                          =========

CURRENCY ABBREVIATIONS:
-----------------------
           ARS            Argentina Peso.
           BRL            Brazilian Real.
           DKK            Danish Krone.
           EUR            Euro.
           EGP            Egyptian Pound.
           JPY            Japanese Yen.
           MXN            Mexican New Peso.
           RUB            Russian Ruble.
           TRY            Turkish Lira.

CREDIT DEFAULT SWAP CONTRACTS OPENT AT JULY 31, 2007:

                                             NOTIONAL   PAY/RECEIVE
    SWAP COUNTERPARTY AND        BUY/SELL     AMOUNT       FIXED         TERMINATION       UNREALIZED
     REFERENCE OBLIGATION       PROTECTION    (000'S)      RATE              DATE         APPRECIATION
-------------------------------------------------------------------------------------------------------

Goldman Sachs International         Buy       $4,600       0.75%      December 20, 2011      $160,221
DJ CDX NA HVOL
Goldman Sachs International         Buy        1,150       0.10          March 20, 2012        10,013
Chubb Corp
Goldman Sachs International         Buy          575       0.22          March 20, 2011           474
Dell Inc
Goldman Sachs International         Buy          700       1.19          March 20, 2012        12,609
Gap Inc
Goldman Sachs International         Buy        1,200       0.12       December 20, 2011         7,898
Hartford Life Inc
Goldman Sachs International         Buy          390       0.15       December 20, 2011         5,228
Motorola, Inc.
Goldman Sachs International         Buy          800       0.16       December 20, 2011        10,504
Motorola, Inc.
Goldman Sachs International         Buy        1,000       0.22       December 20, 2011         9,563
Southewest Airlines Co
Goldman Sachs International         Buy          600       0.20       December 20, 2011         3,173
Union Pacific Corporation
Citigroup Global Markets Inc.       Buy        2,060       0.43          March 20, 2012        23,031
Tyco International
JP Morgan Securities Inc.           Buy          195       1.18           June 20, 2014         5,352
Belo Corp
JP Morgan Securities Inc.           Buy          560       1.30           June 20, 2014        11,683
Belo Corp
                                                                                             --------
                                TOTAL UNREALIZED APPRECIATION..........................      $259,749
                                                                                             ========

INTEREST RATE SWAP CONTRACT OPEN AT JULY 31, 2007:

                  NOTIONAL         PAYMENTS             PAYMENTS              TERMINATION      UNREALIZED
COUNTERPARTY    AMOUNT(000)     MADE BY TRUST         RECEIVED BY TRUST           DATE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------

Deutsche Bank     $21,400     Fixed Rate 5.349%   Floating Rate BMA
                                                  (Bond Market Association)   May 24, 2017      $247,812
                                                                                                ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
--------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
--------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

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